ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.5%

Apparel – 2.9%
Oxford Industries, Inc.	4,990	$448,002
Ralph Lauren Corp.	4,990	423,801
Tapestry, Inc.	13,648	388,013
Total Apparel		1,259,816

Banks – 2.1%
BankUnited, Inc.	12,834	438,538
Hilltop Holdings, Inc.	18,232	453,065
Total Banks		891,603

Building Materials – 1.0%
Louisiana-Pacific Corp.	8,658	443,203

Chemicals – 4.7%
Celanese Corp.	4,176	377,260
CF Industries Holdings, Inc.	4,482	431,393
Huntsman Corp.	17,112	419,928
Mosaic Co. (The)	8,658	418,441
Olin Corp.	8,760	375,629
Total Chemicals		2,022,651

Coal – 1.0%
Alpha Metallurgical Resources, Inc.	3,056	418,183

Commercial Services – 6.1%
EVERTEC, Inc. (Puerto Rico)	13,750	431,062
H&R Block, Inc.	10,592	450,584
Medifast, Inc.	3,870	419,353
Monro, Inc.	10,186	442,684
Nielsen Holdings PLC	16,908	468,690
S&P Global, Inc.	1,324	404,283
Total Commercial Services		2,616,656
Computers – 1.0%
HP, Inc.	16,806	418,805

Distribution/Wholesale – 1.0%
LKQ Corp.	8,760	413,034

Diversified Financial Services – 6.8%
Discover Financial Services	4,686	426,051
Janus Henderson Group PLC	19,352	393,039
Nelnet, Inc., Class A	5,602	443,623
PennyMac Financial Services, Inc.	8,962	384,470
Radian Group, Inc.	23,018	444,017
SEI Investments Co.	8,658	424,675
Synchrony Financial	14,564	410,559
Total Diversified Financial Services		2,926,434

Electrical Components & Equipment – 1.0%
Encore Wire Corp.	3,666	423,570

Entertainment – 1.0%
Red Rock Resorts, Inc., Class A	12,222	418,726

Food – 1.0%
Flowers Foods, Inc.	17,518	432,519

Forest Products & Paper – 0.9%
Sylvamo Corp.	11,000	372,900

Healthcare - Services – 1.0%
HCA Healthcare, Inc.	2,240	411,690

Home Builders – 1.0%
Installed Building Products, Inc.	5,194	420,662

Home Furnishings – 1.0%
Dolby Laboratories, Inc., Class A	6,416	418,002

Insurance – 2.0%
American Equity Investment Life Holding Co.	12,222	455,758
MGIC Investment Corp.	33,102	424,368
Total Insurance		880,126

Internet – 1.0%
NortonLifeLock, Inc.	20,370	410,252

Iron/Steel – 3.7%
Nucor Corp.	3,462	370,399
Reliance Steel & Aluminum Co.	2,546	444,048
Steel Dynamics, Inc.	5,704	404,699
United States Steel Corp.	19,352	350,658
Total Iron/Steel		1,569,804

Lodging – 1.0%
Boyd Gaming Corp.	8,658	412,554

Machinery - Diversified – 0.8%
GrafTech International Ltd.	81,482	351,187

Media – 4.7%
Fox Corp., Class A	13,852	424,979
Nexstar Media Group, Inc., Class A	2,444	407,782
Paramount Global, Class B	20,370	387,845
Sinclair Broadcast Group, Inc., Class A	20,370	368,493
Sirius XM Holdings, Inc.	77,408	442,000
Total Media		2,031,099

Oil & Gas – 15.7%
APA Corp.	11,814	403,921
California Resources Corp.	10,084	387,528
Chesapeake Energy Corp.	4,686	441,468
Chevron Corp.	3,023	434,314
ConocoPhillips	4,278	437,811
Coterra Energy, Inc.	15,686	409,718
Delek US Holdings, Inc.	16,296	442,274
Exxon Mobil Corp.	4,888	426,771
Marathon Oil Corp.	18,334	413,982
Marathon Petroleum Corp.	4,788	475,592
Occidental Petroleum Corp.	6,824	419,335
Ovintiv, Inc.	8,962	412,252
Pioneer Natural Resources Co.	1,936	419,202
Range Resources Corp.	14,768	373,040
Ranger Oil Corp., Class A	12,018	377,966
Valero Energy Corp.	4,224	451,334
Total Oil & Gas		6,726,508

Pharmaceuticals – 2.0%
Cigna Corp.	1,643	455,883
McKesson Corp.	1,222	415,321
Total Pharmaceuticals		871,204

Real Estate – 0.8%
Newmark Group, Inc., Class A	45,324	365,311

REITS – 4.7%
Apple Hospitality REIT, Inc.	30,046	422,447
Broadstone Net Lease, Inc.	24,954	387,535
JBG SMITH Properties	21,796	404,970
National Health Investors, Inc.	7,232	408,825
PennyMac Mortgage Investment Trust	32,592	383,934
Total REITS		2,007,711

Retail – 13.6%
Bath & Body Works, Inc.	12,120	395,112
Darden Restaurants, Inc.	3,666	463,089

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
Dick’s Sporting Goods, Inc.	4,278	$447,650
Dillard’s, Inc., Class A	1,558	424,960
FirstCash Holdings, Inc.	6,112	448,315
Franchise Group, Inc.	13,546	329,168
Group 1 Automotive, Inc.	2,700	385,749
Lowe’s Cos., Inc.	2,342	439,851
Macy’s, Inc.	27,296	427,729
Murphy USA, Inc.	1,630	448,103
Penske Automotive Group, Inc.	4,074	401,004
Signet Jewelers Ltd.	8,352	477,651
Sonic Automotive, Inc., Class A	9,064	392,471
Williams-Sonoma, Inc.	3,158	372,170
Total Retail		5,853,022

Semiconductors – 3.9%
Applied Materials, Inc.	5,092	417,187
KLA Corp.	1,324	400,682
Kulicke & Soffa Industries, Inc. (Singapore)	11,204	431,690
Texas Instruments, Inc.	2,852	441,433
Total Semiconductors		1,690,992

Software – 3.0%
Activision Blizzard, Inc.	6,010	446,783
Concentrix Corp.	3,810	425,310
Electronic Arts, Inc.	3,718	430,210
Total Software		1,302,303

Telecommunications – 2.0%
InterDigital, Inc.	9,880	399,349
Ubiquiti, Inc.	1,528	448,560
Total Telecommunications		847,909

Transportation – 5.1%
DHT Holdings, Inc.	61,112	462,007
Expeditors International of Washington, Inc.	4,584	404,813
Knight-Swift Transportation Holdings, Inc.	9,370	458,474
Landstar System, Inc.	3,158	455,921
Matson, Inc.	6,416	394,712
Total Transportation		2,175,927

Total Common Stocks
(Cost $45,947,717)		41,804,363

MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(a)
(Cost $217,860)	217,860	217,860

Total Investments – 98.0%
(Cost $46,165,577)		42,022,223
Other Assets in Excess of Liabilities – 2.0%		877,238
Net Assets – 100.0%		$42,899,461

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of September 30, 2022.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,804,363	$-	$-	$41,804,363
Money Market Fund	217,860	-	-	217,860
Total	$42,022,223	$-	$-	$42,022,223

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	2.9%
Banks	2.1
Building Materials	1.0
Chemicals	4.7
Coal	1.0
Commercial Services	6.1
Computers	1.0
Distribution/Wholesale	1.0
Diversified Financial Services	6.8
Electrical Components & Equipment	1.0
Entertainment	1.0
Food	1.0
Forest Products & Paper	0.9
Healthcare - Services	1.0
Home Builders	1.0
Home Furnishings	1.0
Insurance	2.0
Internet	1.0
Iron/Steel	3.7
Lodging	1.0
Machinery - Diversified	0.8
Media	4.7
Oil & Gas	15.7
Pharmaceuticals	2.0
Real Estate	0.8
REITS	4.7
Retail	13.6
Semiconductors	3.9
Software	3.0
Telecommunications	2.0
Transportation	5.1
Money Market Fund	0.5
Total Investments	98.0
Other Assets in Excess of Liabilities	2.0
Net Assets	100.0%